Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Depreciation expense	$ 29,174	$ 22,814	$ 17,087
Initial public offering expenses			$ 345,925
Warranty provision	12,335	12,335
Uncertain tax
Total potentially dilutive securities (in Shares)	3,352,475	3,853,505
Percentage of bank deposits annual interest rate	4.20%
Employee Severance [Member]
Significant Accounting Policies [Line Items]
Employees monthly deposits rate	8.33%